Recent Accounting Pronouncements	6 Months Ended	12 Months Ended
	Dec. 27, 2024	Jun. 28, 2024
Recent Accounting Pronouncements
Note 2. Recent Accounting Pronouncements
Accounting Pronouncements Recently Adopted
In September 2022, the Financial Accounting Standards Board (“FASB”) issued an accounting standards update (“ASU”) No. 2022-04, “Liabilities-Supplier Finance Programs (Subtopic 405-50): Disclosure of Supplier Finance Program Obligations,” which requires annual and interim disclosures for entities that use supplier finance programs in connection with the purchase of goods and services. The ASU requires the Company to provide disclosure of outstanding obligations to such suppliers for all balance sheet dates presented beginning with the Company’s first quarter of 2024 and to provide certain annual roll-forward information related to those obligations beginning with the Company’s first fiscal quarter of 2025. The ASU does not affect the recognition, measurement or financial statement presentation for supplier finance program obligations. The Company adopted the guidance on the first day of fiscal year 2024, and the adoption did not have a material impact on its Condensed Combined Financial Statements. As of December 27, 2024, none of the Company’s suppliers are utilizing these programs.
Recently Issued Accounting Pronouncements Not Yet Adopted
In November 2023, the FASB issued ASU No. 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures,” which expands on segment reporting requirements primarily through enhanced disclosures surrounding significant segment expenses. The ASU expands on existing segment reporting requirements to require that a public entity disclose, on an annual and interim basis, significant segment expenses that are regularly provided to an entity’s CODM, a description of other segment items by reportable segment, and any additional measures of a segment’s profit or loss used by the CODM when deciding how to allocate resources. These incremental disclosures will be required beginning with the Company’s financial statements for the year ending June 27, 2025. The Company is currently assessing these reporting requirements and expects to provide any required disclosures at that time.
In December 2023, the FASB issued ASU 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures.” The ASU calls for enhanced income tax disclosure requirements surrounding the tabular rate reconciliation and income taxes paid. The Company is currently compiling the information required for these disclosures. These incremental disclosures will be required beginning with the Company’s financial statements for the year ending June 26, 2026, with early adoption permitted. The Company expects to provide any required disclosures at that time.
In November 2024, the FASB issued ASU 2024-03, “Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses,” which is intended to improve disclosures about the expenses of public entities. The new guidance requires more detailed information about the types of expenses in commonly presented expense captions (such as cost of sales and selling, general and administrative expenses) and requires public entities to disclose, on an annual and interim basis, the amounts of expenses included in each relevant expense caption presented on the face of the income statement within continuing operations, in a tabular format. Additionally, public entities will be required to disclose a qualitative description of the amounts remaining in relevant expense captions that are not separately disaggregated quantitatively, the total amount of selling expenses, and, in annual reporting periods, the definition of selling expenses. This standard is effective on either a prospective or retrospective basis for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027, with early adoption permitted. The Company is currently compiling the information required for these disclosures and assessing the basis of adoption and expects to adopt the guidance for annual reporting periods included in the Company’s financial statements for the year ending June 30, 2028.

The Flash Business of Western Digital Corporation [Member]
Recent Accounting Pronouncements
Note 2. Recent Accounting Pronouncements
Accounting Pronouncements Recently Adopted
In September 2022, the Financial Accounting Standards Board (“FASB”) issued an accounting standards update (“ASU”)
No. 2022-04,
“Liabilities-Supplier Finance Programs (Subtopic
405-50):
Disclosure of Supplier Finance Program Obligations”, which requires annual and interim disclosures for entities that use supplier finance programs in connection with the purchase of goods and services. The ASU requires the Business to provide disclosure of outstanding obligations to such suppliers for all balance sheet dates presented beginning with the Business’s first quarter of 2024 and to provide certain rollforward information related to those obligations beginning in the Business’s first fiscal quarter of 2025, with early adoption permitted. The ASU does not affect the recognition, measurement or financial statement presentation of supplier finance program obligations. The Business adopted the guidance on the first day of fiscal year 2024 and the adoption did not have a material impact on its Combined Financial Statements.
Recently Issued Accounting Pronouncements Not Yet Adopted
In November 2023, the FASB issued ASU
No. 2023-07,
“Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures,” which expands on segment reporting requirements primarily through enhanced disclosures surrounding significant segment expenses. The ASU expands on existing segment reporting requirements to require that a public entity disclose, on an annual and interim basis, significant segment expenses that are regularly provided to an entity’s CODM, a description of other segment items by reportable segment, and any additional measures of a segment’s profit or loss used by the CODM when deciding how to allocate resources. These incremental disclosures will be required beginning with the Business’s financial statements for the year ending June 27, 2025. The Business expects to provide any required disclosures at that time.
In December 2023, the FASB issued ASU
2023-09,
“Income Taxes (Topic 740): Improvements to Income Tax Disclosures.” The ASU calls for enhanced income tax disclosure requirements surrounding the tabular rate reconciliation and income taxes paid. The amendments are effective for the Business’s fiscal year 2026, with early adoption permitted. The Business is currently compiling the information required for these disclosures. These incremental disclosures will be required beginning with the Business’s financial statements for the year ending June 27, 2025. The Business expects to provide any required disclosures at that time.